Share Capital and Preference Shares (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Preference Shares
Schedule of movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
		Number of	Number of
	Number of	treasury	preference	Share	Preference	Contributed	Treasury
	common shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2021	95,176,443	216,683	4,600,000	954	46	759,822	(1,340)
Treasury shares distributed for awards vested or exercised in the year	212,619	(212,619)	—	—	—	—	1,314
Treasury shares cancelled	—	(4,064)	—	—	—	—	26
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(67,286)	—
Outstanding as of December 31, 2021	95,389,062	—	4,600,000	954	46	692,536	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(33,648)	—
Outstanding as of December 31, 2022	95,389,062	—	4,600,000	954	46	658,888	—
Partial redemption of GasLog’s preference shares, net of fees	—	—	(4,341,681)	—	(43)	(108,569)	—
Merger transaction- difference between net book value of acquired subsidiary and consideration paid	—	—	—	—	—	383,747	—
Repurchases of GasLog’s preference shares	—	—	(58,319)	—	(1)	(1,439)	—
Merger consideration fees	—	—	—	—	—	(3,319)	—
Outstanding as of December 31, 2023	95,389,062	—	200,000	954	2	929,308	—